Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2023
Profit or loss [abstract]
Selling, general and administrative expenses
8. Selling, general and administrative expenses
Selling, general and administrative expenses in 2023, 2022 and 2021 amounted to €901,364 thousand, €695,084 thousand and €822,897 thousand, respectively, consisting mainly of costs for sales and administrative personnel, corporate bodies, consultancy and accounting fees, as well as depreciation, amortization and impairment of assets used for selling and administrative activities. Costs related to the Business Combination amounted to €2,034 thousand, €2,099 thousand and €200,961 thousand in 2023, 2022 and 2021, respectively.